Debt and Restricted Cash (Details Textuals) € in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended
		May 02, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Nov. 21, 2016	Jun. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2016 EUR (€)	Apr. 19, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2006 USD ($)
Debt (Textuals)
Debt issuance costs				$ 10.4		$ 11.2	$ 0.7
Debt Instrument, Covenant Compliance						As of June 30, 2016, the Company was in compliance with the financial covenants in its debt agreements.
Restricted cash				1,823.0		$ 1,823.0			$ 1,823.0				$ 0.0
Revolving Credit Facility [Member]
Debt (Textuals)
Amount available				$ 210.0		$ 210.0			$ 210.0
Weighted average interest rate on credit facility borrowings outstanding				1.88%		1.88%			1.88%				2.33%
Description of interest rate terms									LIBOR + 2.00%
June 2015 Revolving Credit Facility [Member]
Debt (Textuals)
Current borrowing capacity				$ 520.0		$ 520.0			$ 520.0
June 2015 Term Loan [Member] | Initial Borrowing Capacity [Member]
Debt (Textuals)
Unsecured Debt				230.0		230.0			230.0
December 2015 Revolving Credit Facility [Member]
Debt (Textuals)
Current borrowing capacity				520.0		520.0			$ 520.0
December 2015 Term Loan [Member]
Debt (Textuals)
Description of interest rate terms									LIBOR + 2.00%
December 2015 Term Loan [Member] | Initial Borrowing Capacity [Member]
Debt (Textuals)
Unsecured Debt				230.0		230.0			$ 230.0
Delayed Draw Term Loan A [Member]
Debt (Textuals)
Description of interest rate terms									LIBOR + 2.00%
Delayed Draw Term Loan A [Member] | Initial Borrowing Capacity [Member]
Debt (Textuals)
Unsecured Debt				$ 250.0		250.0			$ 250.0
2016 Senior Notes [Member]
Debt (Textuals)
Senior Notes												$ 400.0
Debt Instrument, Interest Rate, Stated Percentage												8.50%
Description of interest rate terms				0.085
2016 Senior Notes [Member] | Subsequent Event [Member]
Debt (Textuals)
Debt Instrument, Redemption Price, Percentage								100.00%
Term Loan B USD [Member]
Debt (Textuals)
Description of interest rate terms	[1]			LIBOR(i) + 4.50%
Unsecured Debt										$ 1,000.0
Term Loan B USD [Member] | Minimum [Member]
Debt (Textuals)
Description of interest rate terms				LIBOR with a floor of 0.75%
Term Loan B EUR [Member]
Debt (Textuals)
Description of interest rate terms	[2]			EURIBOR(ii) + 4.25%
Unsecured Debt | €											€ 350.0
Term Loan B EUR [Member] | Minimum [Member]
Debt (Textuals)
Description of interest rate terms				EURIBOR with a floor of 0.75%
Term Loan B [Member]
Debt (Textuals)
Expected Percent Funded Of Par				99.00%
2006 Senior Notes [Member]
Debt (Textuals)
Issuance of Senior Notes, Principal amount														$ 300.0
Repayments of Long-term Debt		$ 50.0	$ 175.0		$ 75.0
Long Term Debt Make Whole Premium		$ 3.9
International Short-Term Uncommitted Line of Credit [Member]
Debt (Textuals)
Borrowing limit of short term uncommitted line of credit				$ 113.5		$ 113.5			$ 113.5
Weighted average interest rate on outstanding borrowings				10.49%		10.49%			10.49%				5.66%
Amount available				$ 97.5		$ 97.5			$ 97.5
Maturity time of short term uncommitted lines						less than one year

[1]	LIBOR with a floor of 0.75%
[2]	EURIBOR with a floor of 0.75%